Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Reinsurance Disclosures [Abstract]
Ceded reinsurance
Assumed, ceded and net amounts for the years ended December 31, 2019, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2019
Non-life (1)	$5,792,542	$5,433,357	$3,879,242
Life and Health	1,492,778	1,489,721	1,277,684
Assumed	$7,285,320	$6,923,078	$5,156,926

Non-life (1)	$353,735	$375,301	$219,102
Life and Health	22,527	22,559	14,668
Ceded	$376,262	$397,860	$233,770

Non-life (1)	$5,438,807	$5,058,056	$3,660,140
Life and Health	1,470,251	1,467,162	1,263,016
Net	$6,909,058	$6,525,218	$4,923,156

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2018
Non-life	$5,064,780	$4,751,958	$3,566,201
Life and Health	1,235,149	1,235,973	1,035,363
Assumed	$6,299,929	$5,987,931	$4,601,564

Non-life	$472,498	$450,096	$397,554
Life and Health	24,067	24,025	10,755
Ceded	$496,565	$474,121	$408,309

Non-life	$4,592,282	$4,301,862	$3,168,647
Life and Health	1,211,082	1,211,948	1,024,608
Net	$5,803,364	$5,513,810	$4,193,255

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2017
Non-life	$4,604,938	$4,483,662	$3,644,844
Life and Health	982,956	987,884	813,446
Assumed	$5,587,894	$5,471,546	$4,458,290

Non-life	$450,129	$428,471	$639,277
Life and Health	17,839	18,094	(21,969)
Ceded	$467,968	$446,565	$617,308

Non-life	$4,154,809	$4,055,191	$3,005,567
Life and Health	965,117	969,790	835,415
Net	$5,119,926	$5,024,981	$3,840,982

(1)	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.